Stockholders’ Deficit and Mezzanine Equity - Schedule of Outstanding Stock Options (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Schedule of Outstanding Stock Options [Abstract]
Options outstanding, number of shares, ending balance (in Shares)	953,892	926,373	953,892	932,592
Options outstanding, weighted average exercise price, ending balance	$ 4.48	$ 4.41	$ 4.48	$ 4.05
Options outstanding, weighted average remaining life (years), ending balance	6 years 6 months 10 days	6 years 2 months 15 days	6 years 6 months 10 days	7 years 5 months 4 days
Options outstanding, intrinsic value, ending balance (in Dollars)	$ 3,353,616	$ 3,328,272	$ 3,353,616	$ 3,683,808
Options exercisable, number of shares, ending balance (in Shares)	860,083	883,782	860,083	806,614
Options exercisable, weighted average exercise price, ending balance	$ 4.11	$ 4.17	$ 4.11	$ 3.99
Options exercisable, weighted average remaining life (years), ending balance	6 years 7 months 20 days	5 years 8 months 15 days
Options exercisable, intrinsic value, ending balance (in Dollars)
Options issued, number of shares (in Shares)				127,410
Options issued, weighted average exercise price				$ 7.86
Options issued, weighted average remaining life (years)
Options issued, intrinsic value
Options cancelled, number of shares (in Shares)		(27,519)		(106,110)
Options cancelled, weighted average exercise price		$ (0.07)
Options cancelled, weighted average remaining life (years)		3 months 25 days
Options cancelled, intrinsic value (in Dollars)
Options expired, number of shares (in Shares)
Options expired, weighted average exercise price
Options expired, weighted average remaining life (years) (in Shares)
Options expired, intrinsic value